Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue
Disaggregation of revenue	Typical payment	At one point in time			Over time			Total
USD'000		2019	2018	2017	2019	2018	2017	2019	2018	2017
IoT Segment
Payment at one point in time:
Secure chips	Upon delivery	20,504	29,404	30,435	-	-	-	20,504	29,404	30,435
Total IoT segment revenue		20,504	29,404	30,435	-	-	-	20,504	29,404	30,435
mPKI Segment
Certificates	Upon issuance	-	-	-	172	338	716	172	338	716
Licenses and integration	Upon delivery	1,976	4,538	808	-	-	-	1,976	4,538	808
SaaS, PCS and hosting	Quarterly or yearly	-	-	-	-	-	1,715	-	-	1,715
Total mPKI segment revenue		1,976	4,538	808	172	338	2,431	2,148	4,876	3,239
Total Revenue		22,480	33,942	31,243	172	338	2,431	22,652	34,280	33,674

Disaggregation of revenue by geography
Net sales by region	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2019	2018	2017
IoT Segment
Switzerland	708	1,171	3,090
Rest of EMEA	7,508	10,695	9,748
North America	9,547	15,165	12,714
Asia Pacific	2,503	2,257	3,649
Latin America	238	116	1,234
Total IoT segment revenue	20,504	29,404	30,435
mPKI Segment
Switzerland	1,428	1,341	1,539
Rest of EMEA	539	3,428	1,594
North America	144	-	-
Asia Pacific	1	49	15
Latin America	36	58	91
Total mPKI segment revenue	2,148	4,876	3,239
Total Net sales	22,652	34,280	33,674

*EMEA includes Europe, Africa and Middle-east

Contract assets, deferred revenue and contract liability
	As at December 31,	As at December 31,
USD'000	2019	2018
Trade accounts receivables
Trade accounts receivable - IoT segment	2,843	4,871
Trade accounts receivable - mPKI segment	800	2,736
Total trade accounts receivables	3,643	7,607
Contract assets	15	-
Total contract assets	15	-
Contract liabilities - current	255	-
Contract liabilities - noncurrent	2	-
Total contract liabilities	257	-
Deferred revenue
Deferred revenue - mPKI segment	92	100
Deferred revenue - IoT segment	7	-
Total Deferred revenue	99	100
Revenue recognized in the year from amounts included in the deferred revenue of the mPKI segment at the beginning of the year	83	297

Remaining performance obligations
Estimated mPKI revenue from remaining performance obligations as at December 31, 2019	USD'000
2020	344
2021	12
Total remaining performance obligation	356